FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

 (the “Funds”)

SUPPLEMENT DATED NOVEMBER 3, 2016 TO THE PROSPECTUS DATED

AUGUST 31, 2016

Effective immediately, the first paragraph in the sub-section “Investment Minimums” in the section titled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Funds’ Prospectus is deleted and replaced in its entirety with the following:

The minimum initial investment for Investor Class and Institutional Class shares is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for either share class.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE